SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 57

THE OBERWEIS FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of Principal Executive Offices, Zip Code)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 323-6166

Patrick B. Joyce
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and Address of Agent for Service)

Copies to:

James A. Arpaia
Vedder Price P.C.
222 North LaSalle Street, Suite 2600
Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lisle, and State of Illinois, on the 16th day of May, 2017.

THE OBERWEIS FUNDS

By:	/s/ James W. Oberweis
James W. Oberweis, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title
/s/ James D. Oberweis James D. Oberweis	Trustee	May 16, 2017

/s/ Katherine Smith Dedrick Katherine Smith Dedrick	Trustee	May 16, 2017

/s/ Gary D. McDaniel Gary D. McDaniel	Trustee	May 16, 2017

/s/ James G. Schmidt James G. Schmidt	Trustee	May 16, 2017

/s/ James W. Oberweis James W. Oberweis	President (Principal Executive Officer)	May 16, 2017

/s/ Patrick B. Joyce Patrick B. Joyce	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	May 16, 2017

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase